Property and Equipment (Tables)	6 Months Ended
May 31, 2023
Property and Equipment
Schedule of property and equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200
Impairment of asset	-	-	-	-	-	-
Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at February 28, 2023	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	924	4,301	180,959	-	206,058
Balance at November 30, 2022	584,962	155,424	155,292	4,338,019	1,441,452	6,675,149
Depreciation	6,972	214	14,095	60,010	-	81,291
Balance at May 31, 2023	591,934	155,638	169,387	4,398,029	1,441,452	6,756,440

Net book value at:
November 30, 2022	46,372	635	17,206	723,838	-	788,051
May 31, 2023	39,400	421	3,111	663,828	-	706,760